Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of estimated commitments
As of December 31, 2020, our estimated commitments are as follows:

	(dollars in thousands)
	Coal	Nuclear Fuel	Gas Transportation	Maintenance Agreements	Asset Retirement Obligations	Finance and Operating Leases
2021	$5,168	$73,500	$63,385	$14,429	$17,821	$16,068
2022	3,017	33,060	53,268	14,896	31,780	15,878
2023	—	17,340	48,707	3,325	34,372	15,657
2024	—	22,650	48,034	30,316	41,840	15,183
2025	—	11,250	46,350	43,212	74,077	15,021
Thereafter	—	15,930	746,160	176,751	3,400,140	41,595